GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	3 Months Ended
Dec. 31, 2013
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Components of other intangible assets
The components of other intangible assets are as follows:

	December 31, 2013		September 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Other intangible assets subject to amortization:
Product technology	$8,326	$6,069	$8,362	$5,853
Acquired patents and licenses	8,270	7,301	8,270	7,196
Trade secrets and know-how	2,550	2,550	2,550	2,550
Distribution rights, customer lists and other	12,365	7,721	12,496	7,484

Total other intangible assets subject to amortization	31,511	23,641	31,678	23,083

Total other intangible assets not subject to amortization*	1,190		1,190

Total other intangible assets	$32,701	$23,641	$32,868	$23,083

*      Total other intangible assets not subject to amortization consist primarily of trade names.

Estimated future amortization expense for the succeeding five fiscal years
Amortization expense on our other intangible assets was $656 and $661  for the three months ended December 30, 2013 and 2012, respectively.  Estimated future amortization expense for the five succeeding fiscal years is as follows:

Fiscal Year	Estimated Amortization Expense
Remainder of 2014	$1,826
2015	2,409
2016	1,993
2017	1,164
2018	460